Nature Of The Business And Operations	12 Months Ended
Mar. 31, 2011
Nature Of The Business And Operations [Abstract]
Nature Of The Business And Operations

1. Nature of the Business and Operations

     American Superconductor Corporation (the "Company" or "AMSC") was founded in 1987. The Company is a leading provider of megawatt-scale solutions that lower the cost of wind power and enhance the performance of the power grid. In the wind power market, the Company enables manufacturers to field wind turbines through its advanced engineering, support services and power electronics products. In the power grid market, the Company enables electric utilities and renewable energy project developers to connect, transmit and distribute power through our transmission planning services and power electronics and superconductor based products. The Company's wind and power grid products and services provide exceptional reliability, security, efficiency and affordability to its customers. The Company operates in two business units: AMSC Power Systems and AMSC Superconductors.

     At March 31, 2011 and June 30, 2011, the Company had cash, cash equivalents, marketable securities and restricted cash of $245.5 million and $166.2 million, respectively. The Company's business plan anticipates a substantial decline in revenues and a substantial use of cash from operations in its fiscal year ending March 31, 2012, particularly in light of the difficult and uncertain current economic environment, the significant restructuring actions undertaken and the uncertainty surrounding Sinovel Wind Group Co. Ltd. ("Sinovel"), which has historically accounted for more than two-thirds of the Company's revenues, and certain of its other customers in China. The Company's plan includes a significant restructuring undertaken in August 2011, resulting in the elimination of approximately 150 positions worldwide. Since April 1, 2011, the Company has eliminated approximately 30% of its workforce and it expects to save approximately $30 million annually as a result of these reductions. See Note 18, "Subsequent Events." Additional actions include further monitoring of its operating results against expectations and, if required, further reducing operating costs and capital spending if events warrant in order to enhance liquidity. Due to the disruption in its relationship with Sinovel, the Company will need to raise additional capital in order to complete the planned acquisition of The Switch, a power technologies company headquartered in Finland (see Note 18) in order to have sufficient cash to fund its working capital, capital expenditures and other cash requirements. The Company may seek this financing through public or private equity offerings, debt financings, or other financing alternatives, however, there can be no assurance that financing will be available on acceptable terms or at all. If the Company fails to raise sufficient additional funds and terminates the purchase agreement for the acquisition of The Switch, it will likely forfeit the $20.6 million cash advance payment it paid to the shareholders of The Switch on June 29, 2011. In the event that the Company does not receive any additional payments from Sinovel and it neither completes the planned acquisition of The Switch, nor raises additional capital, the Company believes that its available cash, together with additional reductions in operating costs and capital expenditures as necessary will be sufficient to fund its operations, capital expenditures and other cash requirements through at least March 31, 2012. The Company's long-term liquidity is dependent on its ability to profitably grow its revenues or raise additional capital as required.

Update as of April 13, 2012

     At February 29, 2012, the Company had cash, cash equivalents, and marketable securities of $48.0 million. In addition, the Company had approximately $13.7 million in restricted cash. The Company has experienced a substantial decline in revenues and incurred a net loss of $115.7 million (unaudited) during the nine months ended December 31, 2011. At February 29, 2012, the Company has accrued liabilities related to adverse purchase commitments for inventory totaling $28.3 million. During the eleven months ended February 29, 2012, the Company has reduced its global workforce by approximately 50%, which is expected to result in annual savings of approximately $50 million. As of February 29, 2012, the Company has a global workforce of over 400 persons. The Company's cost reduction efforts and anticipated revenue growth are expected to result in a substantial reduction in cash used for operations during the fiscal year ended March 31, 2013. The Company plans to continue to closely monitor its expenses and if required, will further reduce operating costs and capital spending to enhance liquidity. The Company is working with its inventory suppliers to delay cash settlements and~~,~~ reduce the gross liability associated with its adverse purchase commitments. On April 4, 2012, the Company completed a private placement of $25.0 million of 7% senior convertible notes. See Subsequent Events – Note 18. The Company may seek additional financing, however there can be no assurance that financing will be available on commercially acceptable terms or at all. The Company's liquidity is highly dependent on its ability to profitably grow its revenues, successfully manage its adverse purchase commitments, fund monthly obligations on the convertible notes and raise additional capital as required.